Income tax Change in Tax Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Tax rate modifications	$ 339	$ 0	$ 0
Tax Cuts and Jobs Act of 2017, reclassification	42
Interest carryforward		$ 562
Tax Cuts and Jobs Act of 2017, change in tax rate, deferred tax asset	228
Tax Cuts and Jobs Act of 2017, change in tax rate, deferred tax liability	$ 5